ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS - Narrative (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
PRC subsidiaries and VIEs [Member]
Condensed Financial Statements, Captions [Line Items]
Restricted net asset	¥ 480,618	¥ 517,713